EVENTS AFTER THE REPORTING PERIOD (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 06, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends received from nil carrying value associates		£ 2	£ 2	£ 45
Major business combination | Barrows North America Inc
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid (received)	£ 57
Major business combination | Group, Retail Capital Holdings Ltd (RCH)
Disclosure of non-adjusting events after reporting period [line items]
Associate, percentage owned	35.00%
Dividends received from nil carrying value associates	£ 19